Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 18: Subsequent Events

During January 2025 we issued 12,074 shares of restricted common stock in payment of dividends for the Series X preferred shares to four (4) holders.

During January 2025 we received $100,000 of funding from three (3) institutional investors and issued 4,000 shares of Series A Preferred shares in consideration of this funding.